Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Taxes on Income [Abstract]
Schedule of deferred tax liabilities, net
1)	Presentation in consolidated statements of financial position:

	December 31,
	2019	2018
Deferred taxes assets	$38,865	$14,214
Deferred tax liabilities	(53,854)	(34,819)
	$(14,989)	$(20,605)

2)	Composition:

	December 31,
	2019	2018
Net operating losses carried forward	$6,115	$4,579
Intangibles, fixed asset and operating lease right-of-use assets	(56,036)	(32,914)
Lease right-of-use Liability	22,863	-
Differences in measurement basis (cash basis for tax purposes)	(345)	(1,571)
Other	12,414	9,301
	$(14,989)	$(20,605)

Schedule of pre-tax income
	Year ended December 31,
	2019	2018	2017

Domestic (Israel)	$90,729	$81,317	$38,204
Foreign	30,895	20,379	14,607

Total	$121,624	$101,696	$52,811

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2019	2018	2017

Current taxes	$40,181	$30,302	$22,375
Deferred taxes	(12,980)	(6,001)	(9,004)

Total	$27,201	$24,301	$13,371

Schedule of theoretical tax expense
	Year ended December 31,
	2019	2018	2017

Income before income taxes, as per the statement of operations	$121,624	$101,696	$52,811

Statutory tax rate in Israel	23%	23%	24%

Tax computed at the statutory tax rate	27,974	23,390	12,675

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	792	1,393	1,522
Effect of different tax rates	1,114	379	843
Effect of "Approved, Beneficiary or Preferred Enterprise" status	(2,557)	(1,233)	(252)
Group's share of profits of companies accounted for at equity	(411)	(86)	(270)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,087	(796)	4,695
Effect of change in tax rates	-	-	(5,796)
Taxes in respect of prior years	(569)	(485)	(227)
Uncertain tax positions	1,889	2,703	342
Other	(2,118)	(964)	(161)

Taxes on income	$27,201	$24,301	$13,371

Schedule of total unrecognized tax benefits

Balance as of December 31, 2016	3,280

Increase due to consolidation in a subsidiary	66
Decrease related to prior years' tax positions	(135)
Increase related to current year tax positions	813

Balance as of December 31, 2017	4,024

Decrease related to prior years' tax positions	(198)
Increase related to current year tax positions	2,775

Balance as of December 31, 2018	6,601

Decrease related to prior years' tax positions	(243)
Increase related to current year tax positions	1,999
Balance as of December 31, 2019	8,357